Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policy [Line Items]
Time Deposits with original maturities of less than three months, at Carrying Value	$ 13,055	$ 5,918
Cash, Restricted	138,000	180,000
Marketable Securities, Restricted	324	563
Advertising Expense	16	7	$ 9
Goodwill	$ 28,138	28,138
Accounting Standards Update 2015-17 [Member]
Significant Accounting Policy [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description of Financial Statement Line Items, Prospective Transition	the Company had $5,065 thousand and $25 thousand reported as current deferred income tax assets and liabilities, respectively, that will be reclassified to noncurrent deferred income tax assets and liabilities on January 1, 2017.
Accounting Standards Update 2016-18 [Member]
Significant Accounting Policy [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description of Financial Statement Line Items, Prospective Transition	The Company will adopt ASU 2016-18 on January 1, 2018. If the new ASU had been early adopted in 2016, cash inflow form release of restricted cash, cash equivalents and marketable securities would have decreased to $20,000 thousand from $42,000 thousand; therefore, net cash used in financing activities would have increased to $44,715 thousand from $22,715 thousand and net increase in cash and cash equivalents would have decreased to $32,623 thousand from $54,623 thousand for the year ended December 31, 2016 as presented in the consolidated statements of cash flows. The adoption of the new ASU would not have any impact on the amounts reporting for cash flows from operating and investing activities in the consolidated statements of cash flows.
Segment Driver IC products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 26,846	26,846	26,846
Segment Non-driver products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 1,292	$ 1,292	$ 1,292
Patents [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years